Convertible Redeemable Preferred Shares And Warrants	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Convertible Redeemable Preferred Shares and Warrants
10.	CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS

In February 2015, the Company issued 3,000,000 Series A convertible redeemable preferred shares (“Series A Preferred Shares”) at a per-share purchase price of RMB10 (equivalent to US$1.63) for total cash proceeds of RMB30,000 (equivalent to US$4,895) to two unrelated third party investors. Pursuant to the terms of the Series A Preferred Shares agreement, the Company also granted warrants to the Series A Preferred Shares holders to purchase up to 2,222,222 Series A-1 convertible redeemable preferred shares (“Series A-1 Preferred Shares”) at a per-share exercise price based on a contractually agreed valuation of the Company of US$100,000 immediately before the exercise of the warrants, subject to adjustment in the event of conversion, subdivisions, combinations, dividends and reclassification. In August 2016, all the 2,222,222 warrants were exercised at US$5 to purchase 2,222,222 Series A-1 Preferred Shares for total cash proceeds of about RMB73,568 (equivalent to US$11,111).

Given the nature of certain key terms of the Series A and Series A-1 convertible redeemable preferred shares (collectively “Preferred Shares”) as listed below, the Company has classified the Preferred Shares as mezzanine equity. The key terms of the Preferred Shares are as follows:

Voting Rights

The Preferred Shareholders are entitled to vote with ordinary shareholders on an as-converted basis.

Dividends

The Preferred Shareholders participate in dividends on an as-converted basis and must be paid prior to any payment on ordinary shares. In addition, each holder of the Preferred Shares shall be entitled to receive dividends at the rate of 8% of the issue price and such dividends shall be payable only when, as, and if declared by the Board of Directors and shall be cumulative and compound annually.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of Preferred Shares are entitled to receive, prior to any distribution to the holders of ordinary shares, an amount equal to the original issuance price plus annual rate of return of 15% plus all accrued but unpaid dividend (the “Preference Amount”). Series A-1 Preferred Shares must receive their liquidation payments prior to any such payments being made on the Series A Preferred Shares. After the Preference Amount has been paid, any remaining funds or assets legally available for distribution shall be distributed pro rata among the Preferred Shareholders together with ordinary shares. Other than the liquidation preference, Series A Preferred Shares and Series A-1 Preferred Shares have identical terms.

Deemed Liquidation

Unless waived in writing by the Preferred Shareholders, a deemed liquidation event shall be deemed to be a liquidation, dissolution or winding up of the Company, and any proceeds, whether in cash or properties, resulting from a deemed liquidation event shall be distributed in accordance with the terms of liquidation preference.

A deemed liquidation event includes, (1) any consolidation, amalgamation, scheme of arrangement or merger of any group company with or into any other person or other reorganization in which the members or shareholders of such group company immediately prior to such consolidation, amalgamation, merger, scheme of arrangement or reorganization own less than 50% of such group company’s voting power in the aggregate immediately after such consolidation, merger, amalgamation, scheme of arrangement or reorganization, or any transaction or series of related transactions to which such group company is a party in which in excess of 50% of such group company’s voting power is transferred; (2) a sale, transfer, lease or other disposition of all or substantially all of the assets of any group company (or any series of related transactions resulting in such sale, transfer, lease or other disposition of all or substantially all of the assets of such group company); or (3) the licensing of all or substantially all of any group company’s intellectual property to a third party.

Conversion

Each holder of Preferred Shares shall have the right, at such holder’s sole discretion, to convert all or any portion of the Preferred Shares into ordinary shares. The initial conversion price is on a one for one basis, subject to adjustment in the event of (1) share splits, share combinations, share dividends and distributions, reorganizations and similar events, and (2) issuance of new securities at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance, in which case, the conversion price shall be reduced concurrently to the subscription price of such issuance. No adjustments to the conversion price were made and the conversion ratio remained at 1:1 for both Series A and Series A-1 Preferred Shares as of February 28, 2017.

Automation Conversion

The Preferred Shares will be automatically converted into ordinary shares at the then applicable conversion price upon the earlier of (1) the closing of a Qualified Initial Public Offering (QIPO), which means a firm commitment underwritten public offering of the ordinary shares of the Company (or depositary receipts or depositary shares therefor) in the United States pursuant to an effective registration statement under the United States Securities Act of 1933, as amended, with an offering price (net of underwriting commissions and expenses) that implies a market capitalization of the Company immediately prior to such offering of not less than US$200,000 and that results in gross proceeds to the Company of at least US$50,000, or in a public offering of the ordinary shares of the Company (or depositary receipts or depositary shares therefor) in another jurisdiction which results in the ordinary shares trading publicly on a recognized international securities exchange approved by the preferred holders majority, so long as such offering satisfies the foregoing market capitalization and gross proceeds requirements; or (2) the date specified by written consent or agreement of majority holders of preferred shares. In case of any public offering of the Ordinary Shares of the Company (or depositary receipts or depositary shares therefor) that is not a QIPO, each holder of the Preferred Shares may, at its own discretion, receive a cash payment equal to the Series A Preference Amount or Series A-1 Preference Amount as determined in accordance with the liquidation preference and convert its Preferred Shares into ordinary shares based on the then-effective conversion price.

In the event of an IPO of the Company, the holders of a majority of the Preferred Shares may request the Company to convert their Preferred Shares then held into ordinary shares without the payment of any additional consideration, provided that the Company shall pay cash to such holder in an amount equal to the difference between (i) the cash amount that such holder would be entitled to receive if there has been a deemed liquidation event at such date which valued the Company at US$200,000 and (ii) the aggregate value of such Preferred Shares determined on an as-converted basis, implied at the price per share offered to the public in such IPO.

The Group has determined that there was no beneficial conversion feature (“BCF”) attributable to the Preferred Shares, as the effective conversion price was greater than the fair value of the ordinary shares on the respective commitment date which was the issuance date of the Preferred Shares. The effective conversion price for Series A Preferred Shares was RMB7.39 per share on February 17, 2015, compared to the fair value of ordinary share of RMB1.28 per share. The effective conversion price for Series A-1 Preferred Shares was RMB63.74 per share, compared to the fair value of ordinary share of RMB48.68 per share on the same date. The effective conversion price was determined by the total proceeds allocated to the Preferred Shares (for Series A-1, also including the fair value of warrants at the date of exercise), divided by the number of Preferred Shares. The Company determined the fair value of ordinary shares with the assistance of an independent third party valuation firm. The Group will reevaluate whether additional BCF is required to be recorded upon the modification to the effective conversion price of the Preferred Shares, if any.

Redemption

In the event that a QIPO has not been completed by February 17, 2018 (the third anniversary of the Series A Preferred Shares issue date), holders of the Preferred Shares may at any time thereafter require that the Company redeem all or a portion of the Preferred Shares held by such holder at a redemption price per share equal to the sum of (i) an amount equal to the original issuance price plus annual rate of return of 15% from the date that such holder made payment to the Company, and (ii) all dividends accrued and unpaid with respect thereto.

Warrants

The warrants were classified as a liability in accordance with ASC Topic 480 “Distinguishing Liabilities From Equity”, and were recorded at fair value with subsequent changes in fair value recorded in earnings. The fair value of the warrants were approximately RMB7,826 (equivalent to US$1,276) at the grant date, and RMB68,065 (equivalent to US$10,280) on the date of exercise.

The following is a reconciliation of the beginning and ending balances of the warrants:

Warrants
Balance as of March 1,2015	7,826
Fair value change	31,766
Balance as of February 29, 2016	39,592
Fair value change	28,473
Exercised by holders to purchase Series A-1 Preferred Shares	(68,065)
Balance as of February 28, 2017 and 2018	—

The fair value of these warrants was estimated on the basis of the Binomial option pricing model with the following assumptions:

	Issuance as at	As at	Exercise as at
	February 17,	February 29,	August 19,
	2015	2016	2016
Expected volatility	44%	42%	36%
Risk-free interest rate	0.5%	0.5%	0.2%
Expected dividend	—	—	—
Expected term	1.5 years	0.5 years	—

Preferred Shares

On the issuance date of Series A Preferred Shares, after allocating to the fair value of warrants, the remaining proceeds of RMB 22,174 was recorded as the initial carrying value of Series A Preferred Shares. Upon the exercise of warrants, the fair value of warrants together with the exercise price were recorded as the initial carrying value of Series A-1 Preferred Shares.

Because the Preferred Shares are automatically convertible into ordinary shares upon a QIPO, the ability of holders to redeem such shares on or after the closing date is contingent upon a QIPO not occurring in three years of issuance. Upon issuance, the Company determined that redemption was not probable as the possibility of QIPO within three years of issuance was more than remote and therefore did not accrete the Preferred Shares to the redemption value. The redemption value as of February 28, 2017 would be 182,055.

All of the preferred shares were converted to ordinary shares immediately upon the completion of the Group's IPO on November 8, 2017.

The following is the roll forward of the carrying amounts of Preferred Shares for the years ended February 29, 2016, February 28, 2017 and 2018:

	Series A	Series A-1
	Preferred Shares	Preferred Shares
Balance as of March 1, 2015	22,174	—
Issuance of Preferred Shares	—	—
Accretion to redemption value	—	—
Balance as of February 29, 2016	22,174	—
Issuance of Preferred Shares:
- Fair value of warrants at exercise date	—	68,065
- Proceeds from exercise of warrants	—	73,568
Accretion to redemption value	—	—
Balance as of February 28, 2017	22,174	141,633
Conversion to ordinary shares upon IPO	(22,174)	(141,633)
Accretion to redemption value	—	—
Balance as of February 28, 2018	—	—